Discontinued Operations and Assets Held for Sale - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total distribution amount	$ 1,033.7